Investments Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 41,105	$ 28,679
Gross Unrealized Gains	6	11
Gross Unrealized Losses	32	2
Estimated Fair Value	41,079	28,688
U.S Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	37,010	28,522
Gross Unrealized Gains	0	1
Gross Unrealized Losses	29	2
Estimated Fair Value	36,981	28,521
U.S.Government treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,000	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	3	0
Estimated Fair Value	3,997	0
Collateralized Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	95	157
Gross Unrealized Gains	6	10
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 101	$ 167